Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Assets (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed	12.10%	12.40%	11.20%
Discount rate	7.30%	7.60%	7.30%
Cost to service ($ per loan)	223	259	184